Disclosures on Individual Items of the Financial Statements (Tables)	12 Months Ended
Dec. 31, 2021
Disclosures On Individual Items Of The Financial Statements [Abstract]
Schedule of current taxes and deferred taxes
Revenue by region
kEUR	2021	2020	2019
Germany	23,809	46,979	18,451
Spain	3,371	17	0
Ireland	1,944	0	0
Switzerland	1,186	222	434
Austria	750	4	73
United States of America	0	29	78
Other European countries	1,973	118	50
Total	33,035	47,370	19,087

Schedule of revenue from contracts with customers disaggregrated by major products
Major products
kEUR	2021	2020	2019
Charging	23,721	40,514	14,163
Commercial and industrial	6,334	5,472	2,964
Service	2,235	1,231	1,542
Residential	479	153	418
Other	267	-	-
Total	33,035	47,370	19,087

Schedule of information on contract assets and contract liabilities from contracts with customers
kEUR	Dec. 31, 2021	Dec. 31, 2020
Receivables, which are included in ‘Trade and other receivables’	7,424	926
Contract assets	973	1,627
Contract liabilities	6,340	8,142

Schedule of other investments
Revenue	Dec. 31, 2021		Dec. 31, 2020
kEUR	Contract assets	Contract liabilities	Contract assets	Contract liabilities
Contract liabilities		6,340		8,142
Revenue recognized that was included in the contract liability balance at the beginning of the period	-	2,616	-	27,958
Increases due to cash received, excluding amounts recognized at the beginning of the period	-	224	-	1,690

Schedule of cost of goods sold
kEUR	2021	2020	2019
Cost of materials	26,433	38,100	19,138
Personnel expenses	3,097	2,819	1,632
Depreciation and amortization	3,103	1,515	470
Other expenses	2,677	3,114	979
Total	35,310	45,548	22,219

Schedule of selling general and administrative expenses
kEUR	2021	2020	2019
Legal and consulting fees	4,450	767	316
Personnel expenses	3,911	2,927	2,341
Administration fee	2,963	2,474	2,143
Marketing costs	476	133	298
Depreciation and amortization	227	44	32
Other expenses	1,294	1,225	794
Total	13,321	7,570	5,924

Schedule of other operating income
kEUR	2021	2020	2019
Income from subsequent payments	75	44	381
Income from utilization of provisions	-	58	328
Income from reversal of provisions	1,517	233	-
Cost refunds	174	119	93
Income from compensation	2,537	61	85
Income from reduction of credit loss	-	17	129
Income from sale of assets	-	-	8
Other	233	7	0
Sales to employees	-	1	3
Total	4,538	541	1,026

Schedule of other operating income
kEUR	2021	2020	2019
Warranties	5,253	1,976	-
Expenses from disposal of assets	36	70	156
Expenses due to subsequent events	5	27	-
Other expenses	66	46	124
Compensation	42	105	830
Total	5,402	2,224	1,110

Schedule of finance income and finance costs recognized in profit or loss
kEUR	2021	2020	2019
Other interest income	47	-	1
Finance income	47	-	1
Interest expense from bank loans	296	1,621	584
Foreign exchange losses	264	-	-
Interest expense from related party loans	1,995	261	114
Interest expense from leasing	89	78	53
Interest from provisions	177	37	16
Other interest expense	13	137	119
Finance expenses	2,835	2,135	885
Net finance costs	2,787	2,135	884

Schedule of applying the aforementioned parameters the share listing expense
kEUR
Fair value of 8,524,565 ordinary shares (including 3,593,750 founder shares) at €8.64 per share	73,697
Fair value of 4,375,000 private warrants at €1.17 per warrant	5,110
Fair value of 7,187,500 public warrants at €1.05 per warrant	7,568
Net Liability of EUSG at business combination	423
Total value of consideration	86,799
Proceeds received post business combination EUSG assets (cash)	-43,107
Listing expenses total (cash)	22,105
Total share listing expense	65,796

Schedule of current taxes and deferred taxes
kEUR	2021	2020	2019
Current year	-	-	-
Changes in estimates related to prior years	-	-	-
Current tax expense	-	-	-
Origination and reversal of temporary differences	-1,033	112	-3,655
Recognition of previously unrecognised (derecognition of previously recognised) tax losses	620	-67	2,165
Recognition of previously unrecognised (derecognition of previously recognised) deductible temporary differences	-	-	-
Deferred tax expense	-413	45	-1,490
Total	-413	45	-1,490

Schedule of reconciliation of the effective tax rate
kEUR	2021	2020	2019
Profit before tax from continuing operations	-87,227	-10,325	-10,559
Tax using the Company’s domestic tax rate	25,710	3,043	3,112
Tax effect of:
Difference in tax rates	-10,516	-	-
No-deductible expenses	-582	-30	-14
Non-recognition of deferred taxes on losses	-7,319	-2,968	-4,585
Permanent differences	-7,736	-	-
Others	30	-	-3
Taxes on income	-413	45	-1,490

Schedule of deferred tax assets recognized for tax loss carryforwards
kEUR	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Tax loss carryforwards	55,352	32,936	22,865

Schedule of deferred tax balances developed
kEUR	DTA	DTL	Dec. 31, 2021	DTA	DTL	Dec. 31, 2020
Intangible assets	-	4,536	-4,536	-	4,048	-4,048
Property, plant and equipment	-	586	-586	-	738	-738
Inventories	-	1,199	-1,199	-	1,408	-1,408
Contract assets	-	287	-287	-	480	-480
Trade and other receivables	-	72	-72	-	84	-84
Lease liabilities	609	-	609	757	-	757
Trade payables	-	303	-303	41	-	41
Contract liabilities	1,807	-	1,807	2,400	-	2,400
Other provisions	-	80	-80	-	55	-55
Tax loss carryforwards	2,788	-	2,788	2,168	-	2,168
Netting	-5,204	-5,204		-5,367	-5,367
Total	-	1,859	-1,859	-	1,446	-1,446

Schedule of earnings per share
Earnings per share	2021	2020	2019
Profit/loss for the period (attributable to shareholders of the parent) (kEUR)	-87,642	-10,280	-12,050
Weighted average number of ordinary shares outstanding (in k units)	25,344	32,039	32,039
Basic loss per share (€)	-3.46	-0.32	-0.38
Diluted loss per share (€)	-3.46	-0.32	-0.38

Schedule of development of intangible assets
kEUR	Internally generated assets	Software	Total
Cost
As of Jan. 01, 2020	10,426	143	10,569
Additions	5,470	104	5,574
Disposals	-	-10	-10
As of Dec. 31, 2020	15,896	237	16,133
Additions	3,904	105	4,009
As of Dec. 31, 2021	19,801	342	20,142

kEUR	Internally generated assets	Software	Total
Amortization
As of Jan. 01, 2020	-	-113	-113
Additions	-647	-36	-683
As of Dec. 31, 2020	-647	-150	-797
Additions	-2,250	-58	-2,308
As of Dec. 31, 2021	-2,897	-208	-3,105

kEUR	Internally generated assets	Software	Total
Carrying amounts
As of Jan. 01, 2020	10,426	30	10,456
As of Dec. 31, 2020	15,249	87	15,337
As of Dec. 31, 2021	16,904	134	17,038

Schedule of development of right of use assets
kEUR	Property	Vehicles	Total
Right-of-use assets
Balance at Jan. 01, 2020	1,526	94	1,620
Depreciation charge for the year	343	65	408
Additions to right-of-use assets	1,163	128	1,291
Balance at Dec. 31, 2020	2,346	158	2,503
Depreciation charge for the year	501	93	595
Additions to right-of-use assets	-	79	79
Balance at Dec. 31, 2021	1,844	143	1,988

Schedule of information on contract assets and contract liabilities from contracts with customers
kEUR	2021	2020	2019
Amounts recognized in profit or loss
Interest on lease liabilities	89	78	53
Expenses relating to short-term leases	2	10	-
Expenses relating to leases of low-value assets, excluding short-term leases of low value assets	7	-	-
Amounts recognized in the statement of cash flows
Total cash outflow of leases	569	454	227

Schedule of development of fixed assets
kEUR	Property, plant and equipment	Construction in progress and advance payments	Total
Cost
As of Jan. 01, 2020	2,403	0	2,403
Additions	967	92	1,059
Disposals	-132	-	-132
Reclassification	-	-	-
As of Dec. 31, 2020	3,237	92	3,329
Additions	1,494	82	1,576
Disposals	-95	-	-95
Reclassification	92	-92	-
As of Dec. 31, 2021	4,728	81	4,810

kEUR	Property, plant and equipment	Construction in progress and advance payments	Total
Depreciation
As of Jan. 01, 2020	-822	0	-822
Depreciation	-550	-	-550
Disposals	62	-	62
As of Dec. 31, 2020	-1,310	0	-1,310
Depreciation	-582	-	-582
Disposals	40	-	40
As of Dec. 31, 2021	-1,852	0	-1,852

kEUR	Property, plant and equipment	Construction in progress and advance payments	Total
Carrying amounts
As of Jan. 01, 2020	1,581	-	1,581
As of Dec. 31, 2020	1,927	92	2,019
As of Dec. 31, 2021	3,334	-376	2,958

Schedule of other investments
kEUR	Dec. 31, 2021	Dec. 31, 2020
Other investments	2,084	140
Total	2,084	140

Schedule of inventories can be broken down
kEUR	Dec. 31, 2021	Dec. 31, 2020
Raw materials	12,125	17,297
Work in progress	4,302	4,475
Finished goods	361	3,896
Advance payments	656	-
Total	17,444	25,668

kEUR	Dec. 31, 2021	Dec. 31, 2020
Write-downs raw materials	-3,804	-3,472
Write-downs work in progress	-474	-532
Write-downs finished goods	-104	-59
Total	-4,382	-4,063

Schedule of trade and other receivables
kEUR	Dec. 31, 2021	Dec. 31, 2020
Trade receivables	7,424	926
Other receivables financial	141	28
Other receivables non-financial	2,825	1,098
Deferred expenses and accrued income	917	27
Total	11,308	2,079

Schedule of cash and cash equivalents
kEUR	Dec. 31, 2021	Dec. 31, 2020
Cash	1	1
Cash at banks	101,812	17
Total	101,813	18

Schedule of other reserves consist of accumulated earnings
kEUR	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share capital	4	32	32
Capital reserves	214,100	20,950	20,950
Other equity	-2	-	-
Retained earnings	-29,571	-19,291	-7,241
Profit/Loss	-87,640	-10,280	-12,050
Equity attributable to shareholders of ADSE	96,892	-8,589	1,691
Total	96,892	-8,589	1,691

Schedule of market prices for private warrants
Input		Reference
Spot price	USD 9.13	1
Strike price	USD 11.50	2
Expected term (years)	4.98	3
Risk free rate	1.26%	4
Dividend yield	0.00%	5
Annual volatility	23.40%	6

Schedule of trade and other payables
kEUR	Dec. 31, 2021	Dec. 31, 2020
Trade payables	6,643	8,763
Trade payables due to related parties	2,980	9,513
Accrued expenses	1,194	847
Other payables financial	476	17,876
Other payables non-financial	2,865	913
Total	14,158	37,912

Schedule of development of provisions
kEUR	Warranties	Onerous contracts	Archiving costs	Miscellaneous provisions	Total
As of Jan. 01, 2021	3,143	20	14	331	3,508
Added	7,717	-	4	633	8,354
Utilized	705	9	3	36	752
Reversal	1,490	0	-		1,490
As of Dec. 31, 2021	8,664	11	16	929	9,620

Date of maturity
Current	1,673	10.5	16	482	2,182
Non-current	6,991	-	-	447	7,438
Total	8,664	11	16	929	9,620

kEUR	Warranties	Onerous contracts	Archiving costs	Miscellaneous provisions	Total
As of Jan. 01, 2020	245	35	15	131	426
Added	3,183	20	2	257	3,462
Utilized	285	35	3	-	322
Reversal	-	0	-	57	57
As of Dec. 31, 2020	3,143	20	14	331	3,508

Date of maturity
Current	1,930	19,5	14	-	1,964
Non-current	1,213	-	-	331	1,544
Total	3,143	20	14	331	3,508

Schedule of provides the carrying amounts and fair values
kEUR		Fair Value Hierarchy	Book value Dec. 31, 2021	Fair Value Dec. 31, 2021	Book value Dec. 31, 2020	Fair Value Dec. 31, 2020
Assets
Cash and cash equivalents	At amortized cost	3	101,813	101,813	18	18
Trade receivables (short term)	At amortized cost	3	7,424	7,424	926	926
Other investments	At amortized cost	3	2,084	2,084	-	-
Other financial receivables (short term)	At amortized cost	3	141	141	25	25
Other financial receivables (long term)	At amortized cost	3	4	4	4	4
Total			111,466	111,466	973	973

Liabilites
Warrant liabilities	Fair value through P&L	2	12,767	12,767	-	-
Loans and borrowings (short term)	At amortized cost	3	7,522	7,522	354	354
Trade payables (short term)	At amortized cost	3	6,265	6,265	8,763	8,763
Trade payables due to related parties (short term)	At amortized cost	3	2,980	2,980	1,804	1,804
Lease liabilities (long term)	At amortized cost	3	1,537		2,004
Lease liabilities (short term)	At amortized cost	3	528		551
Other payables financial (long term)	At amortized cost	3	-	-	17,637	17,637
Trade payables due to related parties (long term)	At amortized cost	3	-	-	7,709	7,709
Other payables financial (short term)	At amortized cost	3	476	476	239	239
Total			32,076	30,010	39,061	36,506

Schedule of grants under share based payment
Program	RSUs
Number of awards	187,500
Maximum term (years)	4
Awards outstanding at the beginning of the reporting period (January 01, 2021)	0
Awards granted in the reporting period	187,500
Awards forfeited in the reporting period	0
Awards exercised in the reporting period	0
Awards expired in the reporting period	0
Awards outstanding at the end of the reporting period (December 31, 2021)	187,500
Awards exercisable at the end of the reporting period 2021 (December 31, 2021)	0

Schedule of trade receivables and contract assets
kEUR	Dec. 31, 2021	Dec. 31, 2020
Trade receivables and contract assets arising from contracts with customers	8,560	3,118
thereof trade receivables	7,586	1,491
thereof contract assets	974	1,627
Impairment loss on trade receivables and contract assets arising from contracts with customers	-163	-91
Total	8,397	3,026

Schedule of trade receivables and contract assets debtors due to payment
kEUR	Weighted- average loss rate	Gross carrying amount	Loss allowance	Credit- impaired
Dec. 31, 2021
Current (not past due)	0.00%	8,902	-	-
1-30 days past due	0.00%	1,800	-	-
31-60 days past due	0.00%	51	-	-
61-90 days past due	0.00%	-	-	-
More than 90 days past due	51.79%	112	-58	-
Total		10,865	-58	-

kEUR	Weighted- average loss rate	Gross carrying amount	Loss allowance	Credit- impaired
Dec. 31, 2020
Current (not past due)	0.03%	1,717	-1	-
1-30 days past due	0.12%	1,124	-1	-
31-60 days past due	0.25%	62	-	-
61-90 days past due	0.40%	13	-	-
More than 90 days past due	44.03%	201	-88	-
Total		3,118	-90	-

Schedule of remaining contractual maturities of ADSE’s financial liabilities
kEUR	Carrying amount	Less than 1 year	1-5 years	More than 5 years
Balance as of Dec. 31, 2021
Secured bank loans	7,522	-	7,522	-
Lease liabilities	2,269	599	1,346	324
Trade payables	6,643	6,643	-	-
Trade payables due to related parties	2,980	2,980	-	-
Other payables	4,535	4,391	-	144
Total	23,950	14,613	8,869	468

kEUR	Carrying amount	Less than 1 year	1-5 years	More than 5 years
Balance as of Dec. 31, 2020
Secured bank loans	354	-	354	-
Lease liabilities	2,556	-	551	2,004
Trade payables	8,763	8,763	-	-
Trade payables due to related parties	9,513	1,804	-	7,709
Other payables	19,636	1,888	-	17,748
Total	40,821	12,455	905	27,461

Schedule of appreciated or depreciated
kEUR	Variance	Dec. 31, 2021	OCI	Variance	Dec. 31, 2020
Dec. 31, 2021
EUR/USD	+/-10,0%	-9,200/+41,800	-	+/-10,0%	-